Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Earnings before income taxes	$ 20,688	$ 35,970
Items not affecting cash:
Depletion and depreciation	4,641	14,299
Finance expense, net	(1,025)	2,957
Loss (gain) on derivative contracts	1,854	(1,875)
Share-based payments	1,287	837
Other provision revaluation	141	95
Loss on sale of asset		856
Impairment of exploration and evaluation asset		12,737
Impairment reversal of mineral properties and other assets		(23,699)
Unrealized foreign exchange loss	542	706
Non cash items including earnings before tax	28,128	42,883
Changes in non-cash working capital items:
Trade and other receivables	(8,870)	2,803
Inventories	(10,889)	(1,255)
Advances and prepaid expenses	298	(700)
Trade payables and accrued liabilities	8,063	(9,649)
Income tax paid	(3,660)
Cash provided by operating activities	13,070	34,082
INVESTING ACTIVITIES
Expenditures on mineral properties, and plant and equipment	(22,229)	(13,140)
Expenditures on exploration and evaluation	(16,099)	(5,839)
Purchase of short-term investments	(20,000)
Interest received on short-term investments	33
Cash used in investing activities	(55,795)	(12,378)
FINANCING ACTIVITIES
Proceeds from equity financing, net of transaction costs	37,180	13,803
Proceeds from warrants exercise	2,803
Proceeds from options exercise	130
Interest paid	(6)	(597)
Loan facility extension fees		(602)
Repayment of loan facility		(10,223)
Repayment of debenture		(1,540)
Cash provided by financing activities	40,107	841
Effects of exchange rate changes on the balance of cash held in foreign currencies	215	(167)
(Decrease) increase in cash and cash equivalents	(2,403)	22,378
Cash and cash equivalents, beginning of year	33,877	11,499
Cash and cash equivalents, end of year	31,474	33,877
Caballo Blanco Property
INVESTING ACTIVITIES
Caballo Blanco Property sale proceeds, net of transaction costs	$ 2,500	9,153
Newstrike
INVESTING ACTIVITIES
Newstrike transaction costs		$ (2,552)